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SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	811-00266

Tri-Continental Corporation
(Exact name of registrant as specified in charter)

225 Franklin Street, Boston, Massachusetts		02110
(Address of principal executive offices)		(Zip code)

Scott R. Plummer 5228 Ameriprise Financial Center Minneapolis, MN 55474
(Name and address of agent for service)

Registrant’s telephone number, including area code:		(800) 345-6611

Date of fiscal year end:	December 31

Date of reporting period:	March 31, 2016

Item 1. Schedule of Investments.

Portfolio of Investments

Tri-Continental Corporation

March 31, 2016 (Unaudited)

(Percentages represent value of investments compared to net assets)

Issuer	Shares	Value

Common Stocks 66.9%
CONSUMER DISCRETIONARY 7.5%
Automobiles 0.6%
Ford Motor Co.	645,300	$8,711,550
Hotels, Restaurants & Leisure 1.5%
Carnival Corp.	83,400	4,401,018
Darden Restaurants, Inc.	142,500	9,447,750
Extended Stay America, Inc.	500,000	8,150,000
Total		21,998,768
Internet & Catalog Retail 0.9%
Amazon.com, Inc. (a)	20,750	12,318,030
Media 1.7%
Cinemark Holdings, Inc.	105,000	3,762,150
Comcast Corp., Class A	275,400	16,821,432
News Corp., Class A	262,000	3,345,740
Total		23,929,322
Multiline Retail 0.9%
Target Corp.	148,500	12,218,580
Specialty Retail 1.9%
Best Buy Co., Inc.	80,800	2,621,152
Home Depot, Inc. (The)	123,400	16,465,262
Staples, Inc.	725,000	7,996,750
Total		27,083,164
TOTAL CONSUMER DISCRETIONARY		106,259,414
CONSUMER STAPLES 5.8%
Beverages 0.2%
Coca-Cola Enterprises, Inc.	23,900	1,212,686
Dr. Pepper Snapple Group, Inc.	9,400	840,548
Total		2,053,234
Food & Staples Retailing 2.5%
Kroger Co. (The)	334,400	12,790,800
SYSCO Corp.	165,000	7,710,450
Wal-Mart Stores, Inc.	222,400	15,232,176
Total		35,733,426
Food Products 0.9%
Archer-Daniels-Midland Co.	23,100	838,761
Campbell Soup Co.	23,700	1,511,823
Tyson Foods, Inc., Class A	150,800	10,052,328
Total		12,402,912
Tobacco 2.2%
Altria Group, Inc.	190,100	11,911,666

Issuer	Shares	Value

Common Stocks (continued)
CONSUMER STAPLES (CONTINUED)
Tobacco (continued)
Philip Morris International, Inc.	195,600	$19,190,316
Total		31,101,982
TOTAL CONSUMER STAPLES		81,291,554
ENERGY 4.4%
Energy Equipment & Services 0.2%
Transocean Ltd.	348,400	3,184,376
Oil, Gas & Consumable Fuels 4.2%
BP PLC, ADR	250,000	7,545,000
Chevron Corp. (b)	24,000	2,289,600
ConocoPhillips	298,500	12,020,595
Exxon Mobil Corp.	234,400	19,593,496
HollyFrontier Corp.	38,200	1,349,224
Southwestern Energy Co. (a)	189,800	1,531,686
Tesoro Corp.	30,300	2,606,103
Valero Energy Corp.	192,800	12,366,192
Total		59,301,896
TOTAL ENERGY		62,486,272
FINANCIALS 11.9%
Banks 3.9%
Citigroup, Inc.	308,300	12,871,525
Cullen/Frost Bankers, Inc.	110,000	6,062,100
JPMorgan Chase & Co.	331,000	19,601,820
PacWest Bancorp	160,000	5,944,000
Wells Fargo & Co.	225,000	10,881,000
Total		55,360,445
Capital Markets 1.2%
Ares Capital Corp.	525,000	7,791,000
T. Rowe Price Group, Inc.	121,500	8,925,390
Total		16,716,390
Consumer Finance 0.5%
Capital One Financial Corp.	32,900	2,280,299
Navient Corp.	383,800	4,594,086
Total		6,874,385
Diversified Financial Services 1.4%
CME Group, Inc.	20,800	1,997,840
McGraw Hill Financial, Inc.	63,200	6,255,536
Moody’s Corp.	76,500	7,386,840
Voya Financial, Inc.	147,000	4,376,190
Total		20,016,406

Issuer	Shares	Value

Common Stocks (continued)
FINANCIALS (CONTINUED)
Insurance 1.8%
Aflac, Inc.	138,200	$8,725,948
MetLife, Inc.	82,500	3,625,050
Prudential Financial, Inc.	130,500	9,424,710
Travelers Companies, Inc. (The)	3,000	350,130
Validus Holdings Ltd.	80,000	3,775,200
Total		25,901,038
Real Estate Investment Trusts (REITs) 3.1%
Alexandria Real Estate Equities, Inc.	25,000	2,272,250
Blackstone Mortgage Trust, Inc.	70,000	1,880,200
Digital Realty Trust, Inc.	45,400	4,017,446
Equinix, Inc.	24,000	7,937,040
Extra Space Storage, Inc.	25,000	2,336,500
Public Storage	36,600	10,095,378
Simon Property Group, Inc.	33,100	6,874,539
Starwood Property Trust, Inc.	400,000	7,572,000
Total		42,985,353
TOTAL FINANCIALS		167,854,017
HEALTH CARE 9.0%
Biotechnology 1.9%
Alexion Pharmaceuticals, Inc. (a)	24,200	3,369,124
Alkermes PLC (a)	27,200	929,968
Biogen, Inc. (a)	17,600	4,581,632
BioMarin Pharmaceutical, Inc. (a)	19,500	1,608,360
Celgene Corp. (a)	53,200	5,324,788
Gilead Sciences, Inc.	82,500	7,578,450
Incyte Corp. (a)	24,000	1,739,280
Vertex Pharmaceuticals, Inc. (a)	32,000	2,543,680
Total		27,675,282
Health Care Equipment & Supplies 1.0%
DENTSPLY SIRONA, Inc.	99,900	6,156,837
Medtronic PLC	100,000	7,500,000
Total		13,656,837
Health Care Providers & Services 2.2%
AmerisourceBergen Corp.	116,900	10,117,695
Cardinal Health, Inc.	95,000	7,785,250
CIGNA Corp.	26,500	3,636,860
Express Scripts Holding Co. (a)	146,700	10,076,823
Total		31,616,628
Pharmaceuticals 3.9%
Johnson & Johnson	206,600	22,354,120
Mallinckrodt PLC (a)	25,700	1,574,896
Merck & Co., Inc.	275,500	14,576,705

Issuer	Shares	Value

Common Stocks (continued)
HEALTH CARE (CONTINUED)
Pharmaceuticals (continued)
Pfizer, Inc.	551,709	$16,352,655
Total		54,858,376
TOTAL HEALTH CARE		127,807,123
INDUSTRIALS 7.3%
Aerospace & Defense 2.8%
Boeing Co. (The)	58,500	7,425,990
Honeywell International, Inc.	94,400	10,577,520
Lockheed Martin Corp.	76,200	16,878,300
Northrop Grumman Corp.	27,500	5,442,250
Total		40,324,060
Air Freight & Logistics 0.3%
United Parcel Service, Inc., Class B	37,500	3,955,125
Airlines 1.4%
Delta Air Lines, Inc.	249,600	12,150,528
United Continental Holdings, Inc. (a)	126,900	7,596,234
Total		19,746,762
Electrical Equipment 0.9%
Eaton Corp. PLC	41,300	2,583,728
Rockwell Automation, Inc.	87,500	9,953,125
Total		12,536,853
Industrial Conglomerates 0.8%
General Electric Co.	375,000	11,921,250
Machinery 0.4%
Illinois Tool Works, Inc.	52,100	5,337,124
Professional Services 0.1%
Robert Half International, Inc.	38,200	1,779,356
Transportation Infrastructure 0.6%
Macquarie Infrastructure Corp.	120,000	8,092,800
TOTAL INDUSTRIALS		103,693,330
INFORMATION TECHNOLOGY 13.8%
Communications Equipment 1.7%
Cisco Systems, Inc.	851,300	24,236,511
Internet Software & Services 2.0%
Alphabet, Inc., Class A (a)	5,000	3,814,500

Issuer	Shares	Value

Common Stocks (continued)
INFORMATION TECHNOLOGY (CONTINUED)
Internet Software & Services (continued)
Facebook, Inc., Class A (a)	105,800	$12,071,780
VeriSign, Inc. (a)	142,600	12,625,804
Total		28,512,084
IT Services 1.9%
Automatic Data Processing, Inc.	90,000	8,073,900
MasterCard, Inc., Class A	156,000	14,742,000
Visa, Inc., Class A	50,700	3,877,536
Total		26,693,436
Semiconductors & Semiconductor Equipment 3.1%
Analog Devices, Inc.	135,000	7,990,650
Intel Corp.	681,800	22,056,230
KLA-Tencor Corp.	55,000	4,004,550
Lam Research Corp.	47,500	3,923,500
Microchip Technology, Inc.	84,000	4,048,800
NVIDIA Corp.	35,100	1,250,613
Total		43,274,343
Software 3.2%
Electronic Arts, Inc. (a)	158,500	10,478,435
Microsoft Corp.	282,600	15,607,998
Oracle Corp.	279,000	11,413,890
Red Hat, Inc. (a)	96,900	7,220,019
Total		44,720,342
Technology Hardware, Storage & Peripherals 1.9%
Apple, Inc.	251,150	27,372,838
TOTAL INFORMATION TECHNOLOGY		194,809,554
MATERIALS 1.7%
Chemicals 1.6%
Dow Chemical Co. (The)	198,000	10,070,280
LyondellBasell Industries NV, Class A	140,500	12,023,990
Mosaic Co. (The)	14,700	396,900
Total		22,491,170
Metals & Mining 0.1%
Jaguar Mining, Inc. (a)	1,168,122	287,815
Newmont Mining Corp.	44,300	1,177,494
Total		1,465,309
TOTAL MATERIALS		23,956,479
TELECOMMUNICATION SERVICES 2.1%
Diversified Telecommunication Services 2.1%
AT&T, Inc.	235,000	9,204,950

Issuer	Shares	Value

Common Stocks (continued)
TELECOMMUNICATION SERVICES (CONTINUED)
Diversified Telecommunication Services (continued)
Verizon Communications, Inc.	374,000	$20,225,920
Total		29,430,870
TOTAL TELECOMMUNICATION SERVICES		29,430,870
UTILITIES 3.4%
Electric Utilities 1.4%
Entergy Corp.	141,700	11,233,976
Xcel Energy, Inc.	185,000	7,736,700
Total		18,970,676
Independent Power and Renewable Electricity Producers 0.5%
NRG Yield, Inc. Class A	350,000	4,749,500
NRG Yield, Inc. Class C	165,000	2,349,600
Total		7,099,100
Multi-Utilities 1.5%
Ameren Corp.	160,000	8,016,000
Public Service Enterprise Group, Inc.	289,100	13,628,174
Total		21,644,174
TOTAL UTILITIES		47,713,950
Total Common Stocks (Cost: $870,901,016)		$945,302,563

Convertible Preferred Stocks 7.8%
CONSUMER STAPLES 0.9%
Food Products 0.9%
Bunge Ltd., 4.875%	83,700	7,127,783
Tyson Foods, Inc., 4.750%	85,000	6,330,800
Total		13,458,583
TOTAL CONSUMER STAPLES		13,458,583
ENERGY 1.0%
Oil, Gas & Consumable Fuels 1.0%
Anadarko Petroleum Corp., 7.500%	145,000	4,941,600
Energy XXI Ltd., 5.625%	35,000	218,750
Hess Corp., 8.000% (a)	72,500	4,887,950
Kinder Morgan, Inc., 9.750%	85,000	3,833,500
Penn Virginia Corp., 6.000%	52,500	17,194
Total		13,898,994
TOTAL ENERGY		13,898,994

Issuer	Shares	Value

Convertible Preferred Stocks (continued)
FINANCIALS 2.7%
Banks 0.6%
Bank of America Corp., 7.250%	7,000	$7,966,000
Capital Markets 0.7%
AMG Capital Trust II, 5.150%	100,000	5,521,880
Cowen Group, Inc., 5.625% (c)	6,000	4,323,750
Total		9,845,630
Real Estate Investment Trusts (REITs) 1.4%
Alexandria Real Estate Equities, Inc., 7.000%	200,000	5,820,000
American Tower Corp., 5.500%	75,000	7,736,250
Welltower, Inc., 6.500%	100,000	6,210,000
Total		19,766,250
TOTAL FINANCIALS		37,577,880
HEALTH CARE 1.5%
Pharmaceuticals 1.5%
Allergan PLC, 5.500%	15,500	14,246,670
Teva Pharmaceutical Industries Ltd., 7.000%	7,620	6,735,623
Total		20,982,293
TOTAL HEALTH CARE		20,982,293
INDUSTRIALS 0.3%
Commercial Services & Supplies 0.3%
Stericycle, Inc., 5.250%	44,000	4,089,800
TOTAL INDUSTRIALS		4,089,800
MATERIALS 0.5%
Chemicals 0.2%
A. Schulman, Inc., 6.000%	4,975	3,496,032
Metals & Mining 0.3%
Alcoa, Inc., 5.375%	120,000	3,958,800
TOTAL MATERIALS		7,454,832
TELECOMMUNICATION SERVICES 0.6%
Diversified Telecommunication Services 0.3%
Frontier Communications Corp., 11.125%	45,000	4,698,000

Issuer	Shares	Value

Convertible Preferred Stocks (continued)
TELECOMMUNICATION SERVICES (CONTINUED)
Wireless Telecommunication Services 0.3%
T-Mobile USA, Inc., 5.500%	57,500	$3,806,500
TOTAL TELECOMMUNICATION SERVICES		8,504,500
UTILITIES 0.3%
Multi-Utilities 0.3%
CenterPoint Energy, Inc., 3.221% (d)	71,000	4,481,875
TOTAL UTILITIES		4,481,875
Total Convertible Preferred Stocks (Cost: $125,563,945)		$110,448,757

Limited Partnerships 0.9%
ENERGY 0.3%
Oil, Gas & Consumable Fuels 0.3%
Enviva Partners LP	186,751	4,056,231
TOTAL ENERGY		4,056,231
INDUSTRIALS 0.2%
Trading Companies & Distributors 0.2%
Fortress Transportation & Infrastructure Investors LLC	350,125	3,483,744
TOTAL INDUSTRIALS		3,483,744
UTILITIES 0.4%
Independent Power and Renewable Electricity Producers 0.4%
8Point3 Energy Partners LP	400,000	5,880,000
TOTAL UTILITIES		5,880,000
Total Limited Partnerships (Cost: $16,576,333)		$13,419,975

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes 13.0%
Aerospace & Defense 0.5%
ADS Tactical, Inc. (c)
04/01/18	11.000%	7,400,000	7,474,000

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (continued)
Banking 0.8%
Popular, Inc.
07/01/19	7.000%	$8,000,000	$7,780,000
Synovus Financial Corp. Subordinated (d)
12/15/25	5.750%	4,000,000	4,080,000
Total			11,860,000
Cable and Satellite 0.6%
CCO Safari II LLC (c)
10/23/45	6.484%	7,300,000	8,122,900
Chemicals 0.3%
A. Schulman, Inc. (c)
06/01/23	6.875%	4,000,000	3,940,000
Construction Machinery 0.5%
United Rentals North America, Inc.
11/15/24	5.750%	7,400,000	7,400,000
Diversified Manufacturing 1.0%
Gardner Denver, Inc. (c)
08/15/21	6.875%	8,900,000	7,275,750
Hamilton Sundstrand Corp. (c)
12/15/20	7.750%	8,850,000	6,991,500
Total			14,267,250
Independent Energy 1.0%
Goodrich Petroleum Corp.
03/15/18	8.875%	1,699,000	80,702
Goodrich Petroleum Corp. (e)
03/15/19	8.875%	3,824,000	7,648
Southwestern Energy Co.
01/23/18	3.300%	9,500,000	7,600,000
Stone Energy Corp.
11/15/22	7.500%	11,600,000	3,132,000
Whiting Petroleum Corp.
10/01/18	6.500%	5,200,000	3,536,000
Total			14,356,350
Media and Entertainment 1.2%
AMC Networks, Inc.
12/15/22	4.750%	5,976,000	5,990,940
04/01/24	5.000%	6,169,000	6,192,134
Liberty Interactive LLC
03/30/43	0.750%	2,400,000	4,005,000
Total			16,188,074

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (continued)
Metals 0.5%
United States Steel Corp.
04/01/21	6.875%	$10,000,000	$7,025,000
Midstream 0.5%
Blue Racer Midstream LLC/Finance Corp. (c)
11/15/22	6.125%	9,150,000	7,617,375
Oil Field Services 0.6%
Transocean, Inc.
03/15/18	6.000%	4,100,000	3,854,000
Transocean, Inc. (d)
10/15/17	3.000%	4,000,000	3,800,000
Total			7,654,000
Other Industry 0.6%
MasTec, Inc.
03/15/23	4.875%	9,500,000	8,146,250
Packaging 0.4%
Beverage Packaging Holdings (Luxembourg) II SA (c)
12/15/16	5.625%	5,320,000	5,303,375
Pharmaceuticals 1.0%
AMAG Pharmaceuticals, Inc. (c)
09/01/23	7.875%	8,000,000	7,060,000
Valeant Pharmaceuticals International, Inc. (c)
03/01/23	5.500%	9,200,000	7,233,500
Total			14,293,500
Property & Casualty 0.7%
Radian Group, Inc.
06/15/20	5.250%	10,500,000	10,263,750
Retailers 0.8%
JCPenney Co., Inc.
10/01/19	8.125%	4,000,000	4,110,000
Rite Aid Corp.
Junior Subordinated
02/15/27	7.700%	5,582,000	6,698,400
Rite Aid Corp. (c)
04/01/23	6.125%	681,000	721,860
Total			11,530,260
Supermarkets 0.5%
Safeway, Inc.
02/01/31	7.250%	8,112,000	7,423,291

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (continued)
Technology 0.8%
Equinix, Inc.
01/01/25	5.750%	$3,700,000	$3,885,000
Micron Technology, Inc.
02/01/25	5.500%	8,500,000	6,890,312
Total			10,775,312
Wirelines 0.7%
Frontier Communications Corp.
01/15/25	6.875%	1,730,000	1,460,769
Frontier Communications Corp. (c)
09/15/25	11.000%	8,060,000	8,100,300
Total			9,561,069
Total Corporate Bonds & Notes (Cost: $205,979,525)			$183,201,756
Convertible Bonds 7.2%
Automotive 0.9%
Navistar International Corp.
10/15/18	4.500%	5,030,000	2,999,138
04/15/19	4.750%	14,959,000	8,900,605
Total			11,899,743
Consumer Products 0.3%
Iconix Brand Group, Inc.
03/15/18	1.500%	5,700,000	3,876,000
Electric 0.3%
SunPower Corp. (c)
01/15/23	4.000%	4,140,000	4,206,571
Health Care 0.8%
Fluidigm Corp.
02/01/34	2.750%	7,100,000	3,908,834
Invacare Corp. (c)
02/15/21	5.000%	3,895,000	3,963,941
Novavax, Inc. (c)
02/01/23	3.750%	3,600,000	3,506,015
Total			11,378,790
Independent Energy —%
American Energy-Permian Basin LLC Junior Subordinated PIK (c)
05/01/22	8.000%	4,056,000	446,160

Issuer	Coupon Rate	Principal Amount	Value

Convertible Bonds (continued)
Oil Field Services 0.2%
Cobalt International Energy, Inc.
12/01/19	2.625%	$6,400,000	$3,170,080
Other Financial Institutions 0.3%
Walter Investment Management Corp.
11/01/19	4.500%	6,500,000	3,709,063
Other Industry 0.3%
General Cable Corp. Subordinated (d)
11/15/29	4.500%	7,200,000	3,933,000
Other REIT 0.9%
Blackstone Mortgage Trust, Inc.
12/01/18	5.250%	5,550,000	5,841,542
Colony Starwood Homes
07/01/19	3.000%	3,600,000	3,566,250
Extra Space Storage LP (c)
10/01/35	3.125%	3,400,000	3,882,375
Total			13,290,167
Pharmaceuticals 0.7%
ARIAD Pharmaceuticals, Inc. (c)
06/15/19	3.625%	4,000,000	3,868,988
Aegerion Pharmaceuticals, Inc.
08/15/19	2.000%	6,000,000	3,011,100
Corsicanto Ltd.
01/15/32	3.500%	2,300,000	1,832,812
PTC Therapeutics, Inc. (c)
08/15/22	3.000%	4,300,000	1,577,563
Total			10,290,463
Property & Casualty 0.5%
MGIC Investment Corp. Junior Subordinated (c)(d)
04/01/63	9.000%	6,350,000	7,242,969
Refining 0.2%
Clean Energy Fuels Corp. (c)
10/01/18	5.250%	4,950,000	2,311,506
Technology 1.2%
CSG Systems International, Inc. (c)
03/15/36	4.250%	3,700,000	3,945,125
Ciena Corp.

Issuer	Coupon Rate	Principal Amount	Value

Convertible Bonds (continued)
Technology (continued)
12/15/20	4.000%	$1,600,000	$1,999,000
Ciena Corp. (c)
10/15/18	3.750%	3,000,000	3,561,450
Exelixis, Inc.
08/15/19	4.250%	3,700,000	3,665,312
TiVo, Inc.
10/01/21	2.000%	4,000,000	3,734,000
Total			16,904,887
Tobacco 0.4%
Vector Group Ltd. (d)
01/15/19	2.500%	924,000	1,380,225
04/15/20	1.750%	3,800,000	4,200,558
Total			5,580,783
Wireless 0.2%
Gogo, Inc. (c)
03/01/20	3.750%	4,000,000	3,085,892
Total Convertible Bonds (Cost: $124,536,388)			$101,326,074

Issuer	Coupon Rate	Principal Amount	Value

Preferred Debt 1.1%
Banking 1.1%
Citigroup Capital XIII (d)
10/30/40	7.875%	310,000	$8,149,900
Wells Fargo & Co.
12/31/49	7.500%	6,000	7,230,060
Total			15,379,960
Total Preferred Debt (Cost: $14,758,633)			$15,379,960

	Shares	Value

Money Market Funds 2.4%
Columbia Short-Term Cash Fund, 0.420% (f)(g)	6,129,849	$6,129,849
JPMorgan Prime Money Market Fund, Agency Shares, 0.340% (f)	27,487,743	27,487,743
Total Money Market Funds (Cost: $33,617,592)		$33,617,592
Total Investments
(Cost: $1,391,933,432) (h)		$1,402,696,677	(i)
Other Assets & Liabilities, Net		9,612,168
Net Assets		$1,412,308,845

At March 31, 2016, securities totaling $534,240 were pledged as collateral.

Investments in Derivatives Futures Contracts Outstanding at March 31, 2016

Long Futures Contracts Outstanding

Contract Description	Number of Contracts	Trading Currency	Notional Market Value ($)	Expiration Date	Unrealized Appreciation ($)	Unrealized Depreciation ($)
S&P 500 FUTURE	12	USD	6,154,500	06/2016	84,833	—

Notes to Portfolio of Investments

(a)	Non-income producing investment.
(b)	This security or a portion of this security has been pledged as collateral in connection with derivative contracts.
(c)

Represents privately placed and other securities and instruments exempt from SEC registration (collectively, private placements), such as Section 4(a)(2) and Rule 144A eligible securities, which are often sold only to qualified institutional buyers. The Fund may invest in private placements determined to be liquid as well as those determined to be illiquid. Private placements may be determined to be liquid under guidelines established by the Fund’s Board of Trustees.  At March 31, 2016, the value of these securities amounted to $115,762,865 or 8.20% of net assets.

(d)	Variable rate security.
(e)

Represents securities that have defaulted on payment of interest. The Fund has stopped accruing interest on these securities. At March 31, 2016, the value of these securities amounted to $7,648, which represents less than 0.01% of net assets.

(f)	The rate shown is the seven-day current annualized yield at March 31, 2016.
(g)

As defined in the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. Holdings and transactions in these affiliated companies during the period ended March 31, 2016 are as follows:

Issuer	Beginning Cost ($)	Purchase Cost ($)	Proceeds From Sales ($)	Ending Cost ($)	Dividends — Affiliated Issuers ($)	Value ($)
Columbia Short-Term Cash Fund	4,906,344	20,496,019	(19,272,514)	6,129,849	3,554	6,129,849

(h)

At March 31, 2016, the cost of securities for federal income tax purposes was approximately $1,391,933,000 and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:

Unrealized Appreciation	$130,336,000
Unrealized Depreciation	(119,572,000)
Net Unrealized Appreciation	$10,764,000

(i)	Investments are valued using policies described in the Notes to Financial Statements in the most recent shareholder report.

Abbreviation Legend

ADR	American Depositary Receipt
PIK	Payment-in-Kind

Currency Legend

USD	US Dollar

Fair Value Measurements

The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available.  Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset’s or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

Fair value inputs are summarized in the three broad levels listed below:

•                                           Level 1 - Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date (including NAV for open-end mutual funds).  Valuation adjustments are not applied to Level 1 investments.

•                                           Level 2 – Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

•                                           Level 3 – Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.

Foreign equity securities actively traded in markets where there is a significant delay in the local close relative to the New York Stock Exchange (NYSE) are classified as Level 2.  The values of these securities may include an adjustment to reflect the impact of significant market movements following the close of local trading, as described in Note 2 of the Notes to Financial Statements in the most recent shareholder report.

Certain investments that have been measured at fair value using the net asset value per share (or its equivalent) are not categorized in the fair value hierarchy.  The fair value amounts presented in the table are intended to reconcile the fair value hierarchy to the amounts presented in the Portfolio of Investments. The Columbia Short-Term Cash Fund seeks to provide shareholders with maximum current income consistent with liquidity and stability of principal.  Investments in Columbia Short-Term Cash Fund may be redeemed on a daily basis without restriction.

Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments.  However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices.  Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager.  Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.

Under the direction of the Fund’s Board of Directors (the Board), the Investment Manager’s Valuation Committee (the Committee) is responsible for overseeing the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.

The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies).  The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third party pricing vendors, including periodic reviews of vendors.  The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions.  The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.

For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions.  The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value.  This data is also used to corroborate, when available, information received from approved pricing vendors and brokers.  Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.

The following table is a summary of the inputs used to value the Fund’s investments at March 31, 2016:

	Level 1 Quoted Prices in Active Markets for Identical Assets ($)	Level 2 Other Significant Observable Inputs ($)	Level 3 Significant Unobservable Inputs ($)	Total ($)
Investments
Common Stocks
Consumer Discretionary	106,259,414	—	—	106,259,414
Consumer Staples	81,291,554	—	—	81,291,554
Energy	62,486,272	—	—	62,486,272
Financials	167,854,017	—	—	167,854,017
Health Care	127,807,123	—	—	127,807,123
Industrials	103,693,330	—	—	103,693,330
Information Technology	194,809,554	—	—	194,809,554
Materials	23,668,664	287,815	—	23,956,479
Telecommunication Services	29,430,870	—	—	29,430,870
Utilities	47,713,950	—	—	47,713,950
Total Common Stocks	945,014,748	287,815	—	945,302,563
Convertible Preferred Stocks
Consumer Staples	6,330,800	7,127,783	—	13,458,583
Energy	13,663,050	235,944	—	13,898,994
Financials	21,912,250	15,665,630	—	37,577,880
Health Care	20,982,293	—	—	20,982,293
Industrials	4,089,800	—	—	4,089,800
Materials	3,958,800	3,496,032	—	7,454,832
Telecommunication Services	8,504,500	—	—	8,504,500
Utilities	—	4,481,875	—	4,481,875
Total Convertible Preferred Stocks	79,441,493	31,007,264	—	110,448,757
Limited Partnerships
Energy	4,056,231	—	—	4,056,231
Industrials	3,483,744	—	—	3,483,744
Utilities	5,880,000	—	—	5,880,000
Total Limited Partnerships	13,419,975	—	—	13,419,975
Corporate Bonds & Notes	—	183,201,756	—	183,201,756
Convertible Bonds	—	101,326,074	—	101,326,074
Preferred Debt	15,379,960	—	—	15,379,960
Money Market Funds	27,487,743	—	—	27,487,743
Investments measured at NAV per share practical expedient
Money Market Funds	—	—	—	6,129,849
Total Investments	1,080,743,919	315,822,909	—	1,402,696,677
Derivatives
Assets
Futures Contracts	84,833	—	—	84,833
Total	1,080,828,752	315,822,909	—	1,402,781,510

See the Portfolio of Investments for all investment classifications not indicated in the table.

The Fund’s assets assigned to the Level 2 input category are generally valued using the market approach, in which a security’s value is determined through reference to prices and information from market transactions for similar or identical assets.  These assets include certain foreign securities for which a third party statistical pricing service may be employed for purposes of fair market valuation.  The model utilized by such third party statistical pricing service takes into account a security’s correlation to available market data including, but not limited to, intraday index, ADR, and exchange-traded fund movements.

Derivative instruments are valued at unrealized appreciation (depreciation).

Financial assets were transferred from Level 2 to Level 1 as the market for these assets was deemed to be active during the period and fair values were consequently obtained using quoted prices for identical assets rather than being based upon other observable market inputs as of period end.

The following table shows transfers between Level 1 and Level 2 of the fair value hierarchy:

Transfers In		Transfers Out
Level 1 ($)	Level 2 ($)	Level 1 ($)	Level 2 ($)
7,752,271	—	—	7,752,271

Transfers between Level 1 and Level 2 are determined based on the fair value at the beginning of the period for security positions held throughout the period.

There were no transfers of financial assets between Levels 2 and 3 during the period.

Item  2. Controls and Procedures.

(a)         The registrant’s principal executive officer and principal financial officers, based on their evaluation of the registrant’s disclosure controls and procedures as of a date within 90 days of the filing of this report, have concluded that such controls and procedures are adequately designed to ensure that information required to be disclosed by the registrant in Form N-Q is accumulated and communicated to the registrant’s management, including the principal executive officer and principal financial officer, or persons performing similar functions, as appropriate to allow timely decisions regarding required disclosure.

(b)         There was no change in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(registrant)	Tri-Continental Corporation

By (Signature and Title)	/s/ Christopher O. Petersen
Christopher O. Petersen, President and Principal Executive Officer

Date	May 20, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Christopher O. Petersen
Christopher O. Petersen, President and Principal Executive Officer

Date	May 20, 2016

By (Signature and Title)	/s/ Michael G. Clarke
Michael G. Clarke, Treasurer and Chief Financial Officer

Date	May 20, 2016